Revenues (Tables)	12 Months Ended
Dec. 31, 2022
Revenues
Schedule of revenues

	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Online marketing services and others	47,953,779	72,563,402	102,721,924	14,893,279
Transaction services	5,787,415	14,140,449	27,626,494	4,005,465
Merchandise sales	5,750,671	7,246,088	209,171	30,327
	59,491,865	93,949,939	130,557,589	18,929,071

Schedule of information about contract liabilities, comprising customer advances, deferred revenues and portions of Payables to merchants

	As of
	December 31, 2021	December 31, 2022	December 31, 2022
	RMB	RMB	US$
Customer advances and deferred revenues	1,166,764	1,389,655	201,481
Payable to merchants	319,329	637,240	92,391